Income Taxes, Effective Income Tax Expense and Rate (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Statutory federal income tax expense	$ 9,800	$ 8,160	$ 6,545
Statutory federal income tax expense, rate	35.00%	35.00%	35.00%
Change in tax rate resulting from: [Abstract]
State and local taxes on income, net of federal income tax benefit	856	730	586
State and local taxes on income, net of federal income tax benefit, rate	3.10%	3.10%	3.10%
Tax-exempt interest	(414)	(334)	(283)
Tax-exempt interest, rate	(1.50%)	(1.40%)	(1.50%)
Excludable dividends	(132)	(247)	(258)
Excludable dividends, rate	(0.50%)	(1.10%)	(1.30%)
Tax credits	(815)	(735)	(577)
Tax credits, rate	(2.90%)	(3.20%)	(3.10%)
Life insurance	(524)	(222)	(223)
Life insurance, rate	(1.90%)	(1.00%)	(1.20%)
Leveraged lease tax expense	347	272	461
Leveraged lease tax expense, rate	1.20%	1.20%	2.50%
Other	(15)	(179)	87
Other, rate	0.00%	(0.70%)	0.40%
Effective income tax expense	$ 9,103	$ 7,445	$ 6,338
Effective income tax rate	32.50%	31.90%	33.90%